RECONCILIATION OF FINANCIAL STATEMENTS TO FORM 5500 - Reconciliation of Net Assets Available for Benefit (Details) - EBP 002 - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Net assets available for benefits per Statements of Net Assets Available for Benefits	$ 158,958,581	$ 137,444,523	$ 136,606,618
Adjustment for deemed distributed loans	(139,855)	(137,412)
Net assets available for benefits per the Form 5500	$ 158,818,726	$ 137,307,111